Warrants (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 Warrant $ / shares shares	Dec. 31, 2018 Warrant $ / shares shares	Dec. 31, 2017 Warrant $ / shares
Statements Line Items
Weighted average exercise price of warrants issued during period	$ 19.08	$ 0
Number of warrants expired during period | shares	5,715,500	0
Warrants outstanding, weighted average exercise price	$ 36.50	$ 27.61	$ 27.61
Warrants outstanding | Warrant	5,480,000	11,195,500	11,195,500